Borrowings - Components (Details) R in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 ZAR (R)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ZAR (R)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ZAR (R)	Jun. 30, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)	Jun. 30, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)
Disclosure of detailed information about borrowings [line items]
Total borrowings							R 27,118.1	R 24,504.7	R 28,692.3	R 25,649.5
Current portion of borrowings	$ (385.9)		$ (431.2)		$ (24.3)		(5,441.3)	(6,188.2)	(334.3)
Total non-current portion of non-current borrowings	1,537.4		1,276.4		2,065.4		21,676.8	18,316.5	28,358.0
DERIVATIVE FINANCIAL INSTRUMENT
Loss/(gain) on financial instruments	37.7	R 535.5	(71.0)	R (993.9)	(57.7)	R (710.2)
Gain on foreign exchange differences	(3.7)	(52.6)	(71.2)	(959.0)	(17.1)	(210.1)
Derivative financial instrument
DERIVATIVE FINANCIAL INSTRUMENT
Loss/(gain) on financial instruments		552.7		132.0		(810.1)
US$600 million revolving credit facility (RCF)
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $	$ 600.0		$ 600.0		600.0
Total borrowings							6,316.8	2,726.5	1,757.5
R6.0 billion revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of debt							6,000.0	6,000.0	6,000.0
Total borrowings							3,046.4	5,896.4	5,896.4
US$350 million RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $					$ 350.0
2022 and 2025 Notes
Disclosure of detailed information about borrowings [line items]
Total borrowings							9,658.8	9,808.7	14,022.2
US$ Convertible Bond
Disclosure of detailed information about borrowings [line items]
Total borrowings							4,513.7	4,496.6	4,939.7
US$ Convertible Bond | Derivative financial instrument
DERIVATIVE FINANCIAL INSTRUMENT
Balance at beginning of the year		408.9		311.1		1,093.5
Loss/(gain) on financial instruments		552.7		132.0		(810.1)
Gain on derecognition of financial instruments				50.3
Gain on foreign exchange differences		(11.0)		16.1		27.7
Balance at end of the year		R 950.6		R 408.9		R 311.1
Burnstone Debt
Disclosure of detailed information about borrowings [line items]
Total borrowings							1,187.5	1,145.1	1,780.0
Other
Disclosure of detailed information about borrowings [line items]
Total borrowings							2,394.9	431.4	296.5
Uncommitted (short-term) facilities
Disclosure of detailed information about borrowings [line items]
Total borrowings							0.2	252.3	291.0
Lonmin facility
Disclosure of detailed information about borrowings [line items]
Total borrowings							2,389.0
DRDGOLD facility
Disclosure of detailed information about borrowings [line items]
Total borrowings								173.3
Franco-Nevada liability
Disclosure of detailed information about borrowings [line items]
Total borrowings							2.0	2.0	1.9
Stillwater Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Total borrowings							3.7	3.8	3.6
R4.5 billion facilities
Disclosure of detailed information about borrowings [line items]
Face amount of debt							R 4,500.0	R 4,500.0	R 4,500.0